Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note
8-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as disclosed in the notes to financial statements and described below, the Company did not find any events that would require adjustment or disclosure in the financial statements.
On February 8, 2022 (the “Closing Date”), the Company consummated the previously announced merger (the “Closing”) pursuant to the Merger Agreement, by and among the Company and Quanergy Systems, Inc., a Delaware corporation (when referred to in its pre-Business
Combination (as defined below) capacity, “Legacy Quanergy”). On January 28, 2022, Legacy Quanergy changed its corporate name to Quanergy Perception Technologies, Inc. The Company’s shareholders approved the business combination (the “Business Combination”) and the change of the Company’s jurisdiction of incorporation from the Cayman Islands to the State of Delaware by deregistering as an exempted company in the Cayman Islands and domesticating and continuing as a corporation formed under the laws of the State of Delaware (the “Domestication”) at an extraordinary general meeting of stockholders held on January 31, 2022 (the “Special Meeting”). In connection with the Special Meeting and the Business Combination, holders of 26,867,796 of the Company’s Class A ordinary shares (“Class A Ordinary Shares”), or approximately 97.3% of the shares with redemption rights, exercised their right to redeem their shares for cash at a redemption price of approximately $10.07 per share, for an aggregate redemption amount of $270,503,771. On February 8, 2022, holders of 600,000 of the Company’s Class A Ordinary Shares, or approximately
 2.2% of the shares with redemption rights, reversed their prior redemptions, resulting in $6,040,773 being returned to the trust account established at the consummation of the Company’s initial public offering prior to the Closing.
On the Closing Date, purchasers subscribed to purchase from the Company an aggregate of 3,650,000 shares of the Company’s Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $36,500,000, pursuant to separate subscription agreements (each, a “Subscription Agreement”). The sale of PIPE Shares was consummated substantially concurrently with the Closing.